Restricted cash and cash and bank balances - Denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 13,708	¥ 39,289
RMB
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	10,857	31,021
US dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	96	7,125
Hong Kong dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	5	6
Singapore dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 2,750	¥ 1,137